INTANGIBLE ASSETS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 29, 2025	Aug. 21, 2025	Mar. 31, 2026	Dec. 31, 2025	Jan. 05, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 9,996	$ 16,661
Cash					$ 30,000
Escrow Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Down payment		$ 31,312
Monthly payments		$ 3,125
Interest rate		15.00%
Intangible asset acquisition amount				119,961
Loan amount			75,626	82,004
Short term liability			28,083	27,006
Accrued interest payable			0	0
Membership Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 7,500	$ 3,750
Debt Instrument, Interest Rate, Effective Percentage	100.00%
Cash	$ 45,000
Intangible asset useful life			3 years	3 years
Cash Acquired from Acquisition	$ 45,000
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 2,500
Cash					$ 30,000
Intangible asset useful life			3 years